Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Other Accounts Payable [Abstract]
Schedule of other accounts payable
	December 31,
	2021	2020
	USD

Employees and payroll accruals	$603	$96
Accrued expenses	302	235

	$905	$331